Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 242	$ 212	$ 184
Interest cost	964	931	746
Expected return on plan assets	(895)	(1,141)	(980)
Amortization of net (gain)/loss	179
Net periodic benefit (credit)/cost	$ 490	$ 2	$ (50)